ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Receivables [Abstract]
Allowance for expected credit losses	$ 207,853	$ 26,647	$ 101,712	$ 225,347
Bad debt write-off of account receivable	$ 234,000	$ 30,000	$ 499,756	$ 0